SHAREHOLDERS' EQUITY (DEFICIENCY) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended				71 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013
Employee Benefits and Share-based Compensation, Total	$ 1,540	$ 26		$ 1,553	$ 3,759
Research and Development Expense [Member]
Employee Benefits and Share-based Compensation, Total	430	0	[1]	18	913
General and Administrative Expense [Member]
Employee Benefits and Share-based Compensation, Total	$ 1,110	$ 26		$ 1,535	$ 2,846

[1]	Represents an amount less than $ 1.